Organization and Nature of Business	9 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Organization and Nature of Business

Note 1: Organization and Nature of Business

Organization and Nature of Business

Hall of Fame Resort & Entertainment Company, a Delaware corporation (together with its subsidiaries, unless the context indicates otherwise, the “Company” or “HOFRE”), was incorporated in Delaware as GPAQ Acquisition Holdings, Inc., a wholly owned subsidiary of our legal predecessor, Gordon Pointe Acquisition Corp. (“GPAQ”), a special purpose acquisition company.

On July 1, 2020, the Company consummated a business combination with HOF Village, LLC, a Delaware limited liability company (“HOF Village”), pursuant to an Agreement and Plan of Merger dated September 16, 2019 (as amended on November 6, 2019, March 10, 2020 and May 22, 2020, the “Merger Agreement”), by and among the Company, GPAQ, GPAQ Acquiror Merger Sub, Inc., a Delaware corporation (“Acquiror Merger Sub”), GPAQ Company Merger Sub, LLC, a Delaware limited liability company (“Company Merger Sub”), HOF Village and HOF Village Newco, LLC, a Delaware limited liability company (“Newco”). The transactions contemplated by the Merger Agreement are referred to in this Form 10-Q as the “Business Combination.”

Upon the consummation of the Business Combination: (i) Acquiror Merger Sub merged with and into GPAQ, with GPAQ continuing as the surviving entity (the “Acquiror Merger”) and (ii) Company Merger Sub merged with and into Newco, with Newco continuing as the surviving entity (the “Company Merger”). In advance of the Company Merger, HOF Village transferred all of its assets, liabilities and obligations to Newco pursuant to a contribution agreement. In connection with the closing of the Business Combination, the Company changed its name from “GPAQ Acquisition Holdings, Inc.” to “Hall of Fame Resort & Entertainment Company.” As a result of the Business Combination, GPAQ and Newco continue as the Company’s wholly owned subsidiaries. Upon consummation of the Business Combination and, in connection therewith, HOFRE became a successor issuer to GPAQ by operation of Rule 12g-3(a) promulgated under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The Business Combination is, in substance, a reverse merger recapitalization and accordingly, the historical financials prior to the date of the Business Combination in these condensed consolidated financial statements are those of HOF Village LLC and its subsidiaries. The Business Combination is further described in Note 11.

The Company is a resort and entertainment company leveraging the power and popularity of professional football and its legendary players in partnership with the National Football Museum, Inc., doing business as the Pro Football Hall of Fame (“PFHOF”). Headquartered in Canton, Ohio, the Company owns the Hall of Fame Village powered by Johnson Controls, a multi-use sports, entertainment and media destination centered around the PFHOF’s campus. The Company is creating a diversified set of revenue streams through developing themed attractions, premier entertainment programming, sponsorships and media.

The Company has entered into several agreements with PFHOF, an affiliate of HOFRE, and certain government entities, which outline the rights and obligations of each of the parties with regard to the property on which the Hall of Fame Village powered by Johnson Controls sits, portions of which are owned by the Company and portions of which are net leased to the Company by the government entities (see Note 7). Under these agreements, the PFHOF and the government entities are entitled to use portions of the Hall of Fame Village powered by Johnson Controls on a direct-cost basis.

On December 11, 2018, the HOF Village entered into the Master Transaction Agreement (the “Master Transaction Agreement”), whereby, among other things, it amended the HOF Village LLC Agreement (see Note 4).

Liquidity and Going Concern

The Company has sustained recurring losses and negative cash flows from operations through September 30, 2020. In addition, its Bridge Loan (defined below) matures on November 30, 2020, which is within 12 months from the issuance of these condensed consolidated financial statements. Since inception, the Company’s operations have been funded principally through the issuance of debt. As of September 30, 2020, the Company had approximately $16 million of restricted cash. On July 1, 2020, the Company consummated the Business Combination, whereby the Company’s then outstanding convertible notes were converted into shares of common stock in HOFRE, $15.0 million of the Bridge Loan was converted into equity and $15.5 million of the Bridge Loan was repaid with proceeds from the Business Combination. The balance of the Bridge Loan of approximately $34.5 million as of September 30, 2020, and has been guaranteed by Industrial Realty Group, LLC (“Industrial Realty Group”). In the event that Industrial Realty Group advances funds to the Company to pay off the Bridge Loan, under the terms of the guarantee, Industrial Realty Group will become a lender to the Company with a new maturity date of August 2021. These factors raise doubt about the Company’s ability to continue operations as a going concern.

The Company expects that it will need to raise additional financing to accomplish its development plan over the next several years. The Company is seeking to obtain additional funding through debt, construction lending, and equity financing. There are no assurances that the Company will be able to raise capital on terms acceptable to the Company or at all, or that cash flows generated from its operations will be sufficient to meet its current operating costs. If the Company is unable to obtain sufficient amounts of additional capital, it may be required to reduce the scope of its planned development, which could harm its financial condition and operating results, or it may not be able to continue to fund its ongoing operations. If management is unable to execute its planned debt and equity financing initiatives, these conditions raise substantial doubt about the Company’s ability to continue as a going concern to sustain operations for at least one year from the issuance of these consolidated financial statements. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company for the three and nine months ended September 30, 2020 and 2019 have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and Rule 10 of Securities and Exchange commission (“SEC”) Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for audited financial statements. However, in the opinion of management of the Company, all adjustments (consisting solely of normal recurring adjustments) necessary for the fair presentation of the financial position and operating results have been included in these statements. These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto for the year ended December 31, 2019, filed with the SEC on March 10, 2020 in GPAQ Acquisition Holdings, Inc.’s Registration Statement on Form S-4 (Registration No. 333-234655).

Operating results for the three and nine months ended September 30, 2020 are not necessarily indicative of the results that may be expected for any subsequent quarters or for the year ending December 31, 2020.